Other information - Schedule of Reconciliation of Cash, Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Additional Financial Information Disclosure [Abstract]
Cash and cash equivalents	$ 280.0	$ 288.6	$ 304.3
Restricted cash	11.0	38.2	38.2
Total cash, cash equivalents and restricted cash shown in the consolidated statements of cash flows	$ 291.0	$ 326.8	$ 342.5	$ 197.3